Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Schedule of estimated useful lives of assets included in property, plant and equipment

Plant and building	10 to 24 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

Schedule of fair value of equipment and leasehold improvement using the market approach by obtaining quoted prices for similar assets in the principal resale market

		Fair value measurement at December 31, 2012 using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	unobservable
	Total	Identical Assets	Inputs	Inputs	Total
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)	Losses
Nonrecurring
Land use right	$1,226	$—	$1,226	—	—
Plant, building and equipment	$1,786		$1,786	—	$2,171
Total nonrecurring	$3,012	$—	$3,012	—	$2,171